Annual Operating Expenses - FidelityFlexConservativeIncomeMunicipalBondFund-PRO - FidelityFlexConservativeIncomeMunicipalBondFund-PRO - Fidelity Flex Conservative Income Municipal Bond Fund - Fidelity Flex Conservative Income Municipal Bond Fund
	Mar. 01, 2024
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%
Total annual operating expenses	0.02%	[1]
Fee waiver and/or expense reimbursement	0.02%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	none

[1]	AThe fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.
[2]	BFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent proxy and shareholder meeting expenses exceed 0.003% of the fund's average net assets. This arrangement will remain in effect through April 30, 2025. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.